Income Taxes - Current and Deferred Taxes Related to Each Component of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Remeasurement of defined benefit plans, Pretax	¥ (1,134)	¥ (169)	¥ 2,093
Foreign currency translation adjustments, Pretax	(732)	(4,047)	3,751
Reclassification adjustments for foreign currency translation adjustments, Pretax	(448)	(345)	(13)
Proportionate share of other comprehensive income of associates, Pretax	8	(27)	106
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates, Pretax		(12)
Net changes in fair value of equity instruments at FVOCI, Pretax	3,799	(2,681)
Net changes in fair value of debt instruments at FVOCI, Pretax	(7)	88
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI, Pretax	1	10
Net change in fair value of available-for-sale financial assets, Pretax			(3,339)
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Pretax			1,090
Total, Pretax	1,487	(7,183)	3,688
Remeasurement of defined benefit plans, Tax	110	(29)	(488)
Foreign currency translation adjustments, Tax	418	372	(146)
Proportionate share of other comprehensive income of associates, Tax	(34)	(4)	(14)
Net changes in fair value of equity instruments at FVOCI, Tax	(1,201)	735
Net changes in fair value of debt instruments at FVOCI, Tax	2	(28)
Net change in fair value of available-for-sale financial assets, Tax			836
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Tax			(343)
Total, Tax	(705)	1,046	(155)
Remeasurement of defined benefit plans, Post tax	(1,024)	(198)	1,605
Foreign currency translation adjustments, Post tax	(314)	(3,675)	3,605
Reclassification adjustments for foreign currency translation adjustments, Post tax	(448)	(345)	(13)
Proportionate share of other comprehensive income of associates, Post tax	(26)	(31)	92
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates, Post tax		(12)
Net changes in fair value of equity instruments at FVOCI, Post tax	2,598	(1,946)
Net changes in fair value of debt instruments at FVOCI, Post tax	(5)	60
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI, Post tax	1	10
Net change in fair value of available-for-sale financial assets, Post tax			(2,503)
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Post tax			747
Total other comprehensive income/(loss) for the year, net of tax	¥ 782	¥ (6,137)	¥ 3,533